Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Current Assets [Abstract]
Client rechargeable	$ 4.2	$ 5.6
VAT and other tax receivables	3.7	12.2
Deferred financing fee	1.5	2.4
Right-of-use lease asset	0.3	0.5
Other receivables	6.7	6.2
Total other current assets	$ 16.4	$ 26.9